Segment Reporting - Schedule of Assets and Liabilities (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Total assets:
Total assets	$ 197,277,205	$ 157,830,185
Total liabilities:
Total liabilities	155,003,996	114,816,155
Directly-Operated Physical Stores [Member]
Total assets:
Total assets	11,592,533	14,618,642
Total liabilities:
Total liabilities	11,866,038	12,247,978
Online Stores and Services [Member]
Total assets:
Total assets	10,141,081	10,302,391
Total liabilities:
Total liabilities	10,057,189	10,146,370
Franchise Stores and Wholesale Customers [Member]
Total assets:
Total assets	175,543,591	132,909,152
Total liabilities:
Total liabilities	$ 133,080,769	$ 92,421,807